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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22067

Registrant Name: Nicholas-Applegate Global Equity & Convertible Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas
New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: August 31, 2009

Date of Reporting Period: November 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2008 (unaudited)

Shares		Value*
COMMON STOCK—64.5%
	Australia—2.1%
	Airlines—0.3%
152,554	Qantas Airways Ltd.	$232,297

	Banking—0.5%
19,579	Commonwealth Bank of Australia	437,802

	Biotechnology—0.5%
17,462	CSL Ltd.	397,691

	Engineering & Construction—0.3%
14,173	Leighton Holdings Ltd.	227,017

	Financial Services—0.1%
139,994	Challenger Financial Services Group Ltd.	124,290

	Metals & Mining—0.4%
13,924	BHP Billiton Ltd.	261,277
58,602	OneSteel Ltd.	98,918
		360,195
	Austria—0.1%
	Building Materials—0.0%
3,027	Wienerberger AG	42,895

	Metals & Mining—0.1%
2,316	Voestalpine AG	49,138

	Belgium—0.2%
	Chemicals—0.2%
5,374	Tessenderlo Chemie NV	157,671

	Bermuda—1.6%
	Apparel—0.1%
19,500	Espirit Holdings Ltd.	92,482

	Financial Services—1.2%
31,248	Lazard Ltd.	976,812

	Investment Companies—0.3%
59,000	Cheung Kong Infrastructure Holdings Ltd.	229,836

	Transportation—0.0%
10,500	Orient Overseas International Ltd.	16,846

	Canada—0.5%
	Computers—0.5%
9,100	Research in Motion Ltd. (a)	386,477

	Cayman Islands—0.1%
	Chemicals—0.0%
30,500	Kingboard Chemical Holding Ltd.	45,560

	Forest Products & Paper—0.0%
28,000	Lee & Man Paper Manufacturing Ltd.	9,776

	Semiconductors—0.1%
16,500	ASM Pacific Technology Ltd.	45,952

	Denmark—0.1%
	Building/Construction—0.1%
2,000	FLSmidth & Co. AS	64,402

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2008 (unaudited)

Shares		Value*
	Finland—0.3%
	Food—0.2%
4,984	Kesko Oyj	$122,184

	Telecommunications—0.1%
7,353	Nokia Oyj	104,050

	France—3.2%
	Airlines—0.1%
4,355	Air France-KLM	56,748

	Automotive—0.3%
9,874	Peugeot S.A.	179,408
1,838	Renault S.A.	40,605
		220,013
	Banking—0.5%
4,922	BNP Paribas	272,410
12,598	Credit Agricole S.A.	140,598
		413,008
	Home Furnishings—0.1%
2,043	SEB S.A.	62,162

	Machinery-Diversified—0.3%
4,912	Alstom S.A.	262,918

	Oil & Gas—0.5%
8,490	Total S.A.	445,484

	Telecommunications—1.4%
47,233	France Telecom S.A. (b)	1,213,548

	Germany—1.9%
	Airlines—0.4%
23,665	Deutsche Lufthansa AG	310,345

	Automotive—0.9%
17,212	Daimler AG	538,473
3,950	Porsche Automobile Holding SE	253,715
		792,188
	Chemicals—0.4%
7,688	K+S AG	343,972

	Electric—0.1%
568	RWE AG	47,626

	Metals & Mining—0.1%
1,548	Salzgitter AG	106,738

	Greece—0.1%
	Banking—0.1%
4,039	National Bank of Greece S.A.	77,630

	Hong Kong—1.1%
	Airlines—0.2%
197,000	Cathay Pacific Airways Ltd.	191,483

	Electric—0.1%
38,000	China Resources Power Holdings Co. Ltd	76,660

	Financial Services—0.1%
8,000	Hong Kong Exchanges & Clearing Ltd.	63,436

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2008 (unaudited)

Shares		Value*
	Hong Kong—(continued)
	Holding Companies Diversified—0.4%
56,000	Swire Pacific Ltd.	$377,151

	Real Estate—0.3%
41,000	Hang Lung Group Ltd.	136,695
118,000	New World Development Ltd.	93,860
		230,555
	Ireland—0.0%
	Banking—0.0%
20,740	Anglo Irish Bank Corp. PLC	22,490

	Financial Services—0.0%
9,738	Irish Life & Permanent PLC	21,467

	Italy—0.9%
	Energy—0.4%
54,358	Enel SpA	339,559

	Home Furnishings—0.1%
14,735	Indesit Co. SpA	80,353

	Utilities—0.4%
13,395	ENI SpA	303,651

	Japan—6.1%
	Agriculture—0.1%
16	Japan Tobacco, Inc.	59,073

	Automotive—0.1%
5,800	Tokai Rika Co., Ltd.	55,250

	Banking—0.4%
169,000	Hokuhoku Financial Group, Inc.	353,681

	Electrical Components & Equipment—0.1%
13,000	Toshiba Corp.	47,783

	Electronics—0.3%
5,500	Mitsumi Electric Co., Ltd.	70,731
23,000	Nippon Chemi-Con Corp.	52,397
14,000	Star Micronics Co., Ltd.	142,300
		265,428
	Entertainment—0.5%
7,900	Sankyo Co., Ltd.	434,124

	Financial Services—0.4%
490	ORIX Corp.	30,639
13,600	Promise Co., Ltd.	281,600
		312,239
	Home Furnishings—0.3%
13,300	Sony Corp.	259,588

	Machinery-Diversified—0.1%
4,700	Shima Seiki Manufacturing Ltd.	89,495

	Manufacturing—0.4%
3,500	FUJIFILM Holdings Corp.	85,945
5,000	Glory Ltd.	88,237
5,000	Nikon Corp.	56,771
7,000	Olympus Corp.	146,015
		376,968

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2008 (unaudited)

Shares		Value*
	Japan—(continued)
	Metals & Mining—0.4%
4,300	JFE Holdings, Inc.	$105,011
43,000	Nippon Steel Corp.	135,043
25,000	Sumitomo Metal Industries Ltd.	64,594
		304,648
	Pharmaceuticals—0.2%
6,000	Chugai Pharmaceutical Co., Ltd.	104,376
3,300	Daiichi Sankyo Co., Ltd.	67,892
		172,268
	Real Estate—0.1%
2,000	Daito Trust Construction Co., Ltd.	85,644

	Retail—0.0%
3,000	Aoyama Trading Co., Ltd.	39,126

	Telecommunications—0.5%
50	KDDI Corp.	327,000
21	Nippon Telegraph & Telephone Corp.	92,792
		419,792
	Toys/Games/Hobbies—0.1%
300	Nintendo Co., Ltd.	93,585

	Transportation—0.8%
17	East Japan Railway Co.	131,950
71,000	Mitsui OSK Lines Ltd.	379,340
32,000	Nippon Yusen KK	174,715
		686,005
	Wholesale—1.3%
54,000	ITOCHU Corp.	274,997
70,000	Marubeni Corp.	246,462
26,000	Mitsui & Co., Ltd.	231,844
36,900	Sumitomo Corp.	326,406
		1,079,709
	Luxembourg—0.1%
	Metals & Mining—0.1%
3,088	ArcelorMittal	74,305

	Netherlands—0.1%
	Insurance—0.1%
14,541	ING Groep NV	122,573

	New Zealand—0.1%
	Building Materials—0.1%
27,259	Fletcher Building Ltd.	83,963

	Norway—0.2%
	Chemicals—0.2%
10,500	Yara International ASA (a)	174,089

	Oil & Gas—0.0%
3,400	TGS Nopec Geophysical Co. ASA (a)	22,248

	Singapore—0.8%
	Airlines—0.3%
40,000	Singapore Airlines Ltd.	277,690

	Banking—0.2%
36,000	Oversea-Chinese Banking Corp.	123,578

	Electronics—0.1%
26,000	Venture Corp Ltd.	71,184

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2008 (unaudited)

Shares		Value*
	Singapore—(continued)
	Real Estate—0.0%
71,000	Wing Tai Holdings Ltd.	$33,308

	Wholesale—0.2%
17,000	Jardine Cycle & Carriage Ltd.	118,725

	Spain—1.6%
	Building/Construction—0.5%
9,221	ACS Actividades de Construccion y Servicios S.A.	365,244
2,822	Sacyr Vallehermoso S.A.	27,252
		392,496
	Telecommunications—1.1%
45,274	Telefonica S.A.	916,388

	Sweden—1.2%
	Banking—0.2%
19,000	Nordea Bank AB	137,295
4,200	Swedbank AB	30,348
		167,643
	Hand/Machine Tools—0.1%
20,200	Sandvik AB	119,337

	Home Furnishings—0.1%
5,400	Electrolux AB	45,950

	Machinery-Diversified—0.1%
14,200	Volvo AB	63,457

	Manufacturing—0.1%
16,000	Trelleborg AB	86,800

	Retail—0.6%
13,200	Hennes & Mauritz AB	488,828

	Switzerland—1.3%
	Financial Service—0.1%
2,773	Credit Suisse Group AG	81,227

	Insurance—0.8%
3,450	Zurich Financial Services AG	672,540

	Pharmaceuticals—0.3%
5,878	Actelion Ltd. (a)	264,697

	Retail—0.1%
656	Swatch Group AG	77,475

	United Kingdom—6.6%
	Agriculture—0.5%
14,650	British American Tobacco PLC	382,637

	Banking—0.3%
19,664	Barclays PLC	52,026
17,896	Lloyds TSB Group PLC	46,098
51,937	Royal Bank of Scotland Group PLC (a)	44,488
9,470	Standard Chartered PLC	123,281
		265,893
	Commercial Services—0.2%
13,579	Aggreko PLC	93,722
14,108	Michael Page International PLC	46,554
		140,276
	Food—0.4%
92,742	WM Morrison Supermarkets PLC	346,407

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2008 (unaudited)

Shares		Value*
	United Kingdom—(continued)
	Home Furnishings—0.0%
72,326	GALIFORM PLC	$18,493

	Insurance—0.5%
253,484	Old Mutual PLC	214,478
45,432	Standard Life PLC	183,916
		398,394
	Manufacturing—0.2%
17,900	Charter PLC	84,185
49,614	Cookson Group PLC	84,521
		168,706
	Metals & Mining—1.2%
6,416	Anglo American PLC	152,399
36,554	BHP Billiton PLC (b)	659,951
5,372	Rio Tinto PLC	133,316
4,527	Xstrata PLC	65,108
		1,010,774
	Oil & Gas—2.2%
16,993	BG Group PLC	241,963
	Royal Dutch Shell PLC,
16,201	Class A	434,188
45,399	Class B (b)	1,189,351
		1,865,502
	Retail—0.6%
16,621	Game Group PLC	40,046
26,858	Marks & Spencer Group PLC	93,568
21,928	Next PLC	374,740
		508,354
	Telecommunications—0.4%
165,068	Vodafone Group PLC	323,038

	Venture Capital—0.1%
17,856	3i Group PLC	113,307

	United States—34.2%
	Aerospace/Defense—1.8%
10,300	L-3 Communications Holdings, Inc.	691,851
16,850	United Technologies Corp.	817,731
		1,509,582
	Agriculture—0.7%
20,500	Archer-Daniels-Midland Co.	561,290

	Automotive—0.6%
31,200	Johnson Controls, Inc.	550,992

	Beverages—2.5%
20,100	Coca-Cola Co.	942,087
15,600	Molson Coors Brewing Co.—Cl. B	693,732
7,600	PepsiCo., Inc.	430,920
		2,066,739
	Coal—0.2%
5,900	Peabody Energy Corp.	138,237

	Commercial Services—0.9%
21,900	McKesson Corp.	765,186

	Computers—1.4%
51,700	EMC Corp.	546,469
7,500	International Business Machines Corp.	612,000
		1,158,469
	Cosmetics/Personal Care—1.3%
16,500	Procter & Gamble Co.	1,061,775

	Electric—0.4%
12,500	Constellation Energy Group, Inc.	305,875

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2008 (unaudited)

Shares		Value*
	United States—(continued)
	Electric Equipment & Instruments—0.8%
9,700	Diamond Offshore Drilling, Inc.	$715,860

	Electronics—0.4%
14,000	Amphenol Corp.	325,080

	Healthcare-Products—1.6%
15,600	Baxter International, Inc.	825,240
3,680	Intuitive Surgical, Inc. (a)	487,710
		1,312,950
	Insurance—0.7%
23,000	Cigna Corp.	278,530
46,000	Genworth Financial, Inc.—Cl. A	66,700
12,700	Prudential Financial, Inc.	275,590
		620,820
	Internet—1.4%
14,930	Amazon.com, Inc. (a)	637,511
2,000	Google, Inc.—Cl. A (a)	585,920
		1,223,431
	Machinery Construction & Mining—0.2%
6,400	Joy Global, Inc	149,056

	Machinery-Diversified—1.1%
18,700	AGCO Corp. (a)	460,394
14,200	Deere & Co.	494,302
		954,696
	Manufacturing—1.0%
29,800	General Electric Co.	511,666
20,200	Textron, Inc.	307,646
		819,312
	Media—0.4%
29,919	DISH Network Corp. (a)	331,503

	Metals & Mining—0.3%
9,750	Freeport-McMoRan Copper & Gold, Inc.	233,903

	Oil & Gas—1.9%
11,600	National Oilwell Varco, Inc. (a)	328,164
5,500	Occidental Petroleum Corp.	297,770
11,800	Schlumberger Ltd.	598,732
18,800	Valero Energy Corp.	344,980
		1,569,646
	Pharmaceuticals—5.1%
16,000	Abbott Laboratories	838,240
22,800	Gilead Sciences Inc. (a)	1,021,212
43,300	Bristol-Myers Squibb Co.	896,310
23,600	Medco Health Solutions, Inc. (a)	991,200
21,200	Merck & Co., Inc.	566,464
		4,313,426
	Retail—1.8%
15,000	McDonalds Corp.	881,250
19,500	Target Corp.	658,320
		1,539,570
	Semi-conductors & Semi-conductor Equipment—1.4%
48,000	Intel Corp.	662,400
33,900	Texas Instruments, Inc.	527,823
		1,190,223
	Software—1.9%
35,700	Microsoft Corp.	721,854
55,200	Oracle Corp. (a)	888,168
		1,610,022

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2008 (unaudited)

Shares			Value*
	United States—(continued)
	Telecommunications—4.4%
44,800	Cisco Systems, Inc. (a)		$740,992
5,984	EchoStar Corp. (a)		102,147
21,200	Harris Corp.		739,456
34,200	Juniper Networks, Inc. (a)		594,398
17,000	Qualcomm, Inc.		570,690
28,200	Verizon Communications, Inc.		920,730
			3,668,413

	Total Common Stock (cost—$116,368,159)		54,033,302

CONVERTIBLE PREFERRED STOCK—22.7%
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)
	Agriculture—0.6%
$10	Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	537,500

	Automotive—0.3%
60	General Motors Corp., 6.25%, 7/15/33, Ser. C	Caa3/CCC+	246,000

	Banking—3.3%
	Bank of America Corp.,
5	7.25%, 12/31/49, Ser. L	A1/A	290,463
19	10.00%, 5/11/09, Ser. JNJ (Johnson & Johnson) (c)	Aa2/AA	1,109,051
	Wachovia Corp.,
35	13.15%, 3/30/09, Ser. GE (General Electric Co.) (c)	A1/AA-	580,602
27	14.10%, 4/1/09, Ser. JPM (JP Morgan Chase & Co.) (c)	A1/AA-	810,414
			2,790,530
	Commercial Services—0.5%
29	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	407,813

	Electric—3.4%
30	AES Trust III, 6.75%, 10/15/29	B3/B-	1,029,300
21	Entergy Corp., 7.625%, 2/17/09	NR/BBB	1,050,000
4	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	793,125
			2,872,425
	Financial Services—7.0%
10	Citigroup Inc., 6.50%, 12/31/49, Ser. T	A2/A	264,710
	Credit Suisse Group,
48	11.00%, 3/16/09, Ser. MSFT (Microsoft Corp.) (c)	Aa1/AA-	1,030,409
20	11.00%, 4/25/09, Ser. KO (Coca-Cola Corp.) (c)	Aa1/AA-	1,003,183
	Eksportfinans AS,
28	10.00%, 3/12/09, Ser. HPQ (Hewlett Packard Co.) (c)	Aaa/AA+	1,061,811
8	10.00%, 6/13/09, Ser. AAPL (Apple, Inc.) (c)	Aaa/AA+	1,096,332
	Goldman Sachs Group, Inc.,
57	9.75%, 12/19/08, Ser. CSCO (Cisco Systems, Inc.) (c)	Aa3/NR	1,108,484
	Lehman Brothers Holdings, Inc.,
42	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (c) (f) (g)	B3/NR	135,833
9	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.) (c) (f) (g)	B3/NR	126,771
			5,827,533
	Hand/Machine Tools—1.0%
1	Stanley Works, 5.125%, 5/17/12, VRN	A2/A	826,350

	Insurance—1.8%
40	Metlife, Inc., 6.375%, 2/15/09	NR/BBB+	314,000
42	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR/BB+	1,097,935
50	XL Capital Ltd., 7.00%, 2/15/09	Baa1/A-	102,000
			1,513,935
	Investment Companies—0.5%
17	Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIO (Companhia Vale do Rio Doce) (c)	NR/NR	417,725

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Oil & Gas—0.5%
$7	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	$440,190

	Pharmaceuticals—0.9%
5	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	735,953

	Real Estate (REIT)—0.4%
60	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/CCC+	315,000

	Sovereign—1.6%
	Svensk Exportkredit AB,
19	12.50%, 12/12/08, Ser. XOM (Exxon Mobil Corp.) (c)	Aa1/AA+	1,330,182

	Telecommunications—0.9%
23	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	762,125

	Total Convertible Preferred Stock (cost-$36,237,439)		19,023,261

CONVERTIBLE BONDS & NOTES—9.9%
	Automotive—0.4%
1,200	Ford Motor Co., 4.25%, 12/15/36	Caa2/CCC-	375,000

	Commercial Services—0.7%
650	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B	619,125

	Computers—1.5%
1,400	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	1,223,251

	Electric—1.3%
425	PG&E Corp., 9.50%, 6/30/10	NR/NR	1,090,656

	Electrical Component & Equipment—0.3%
785	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	221,370

	Insurance—0.7%
690	Prudential Financial, Inc., 1.189%, 12/15/37, FRN	NR/NR	610,512

	Oil & Gas—0.9%
1,010	Transocean, Inc., 1.50%, 12/15/37	Baa2/BBB+	762,550

	Pharmaceuticals—0.4%
325	Watson Pharmaceuticals, Inc., 1.75%, 3/15/23	Ba2/BB+	291,281

	Real Estate (REIT)—0.8%
960	Vornado Realty Trust, 3.625%, 11/15/26	Baa2/BBB	667,200

	Telecommunications—2.9%
1,550	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/C	1,085,000
900	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BB	753,750
800	NII Holdings, Inc., 3.125%, 6/15/12	NR/NR	447,000
810	Nortel Networks Corp., 2.125%, 4/15/14	B3/B-	137,700
			2,423,450

	Total Convertible Bonds & Notes (cost-$11,875,265)		8,284,395

CORPORATE BONDS & NOTES—0.1%
	Financial Services—0.1%
1,040	Residential Capital LLC, 9.625%, 5/15/15 (d) (e)	C/C	111,800
	(cost-$878,091)

RIGHTS—0.0%
Shares	Banking—0.0%
3,121	Standard Chartered PLC, expires 12/17/08 (a)		19,635
4,200	Swedbank, expires 12/11/08 (a)		5,056
	(cost-$0)		24,691

SHORT-TERM INVESTMENT—2.1%
	Time Deposit—2.1%
1,748	Citibank—London, 0.25%, 12/1/08		1,748,125
	(cost-$1,748,125)

	Total Investments, before call options written (cost—$167,107,079)—99.3%		83,225,574

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2008 (unaudited)

Contracts		Value*
CALL OPTIONS WRITTEN (a)—(0.9)%
221	DAX Index, OTC, strike price €4,781, expires 12/19/08	$(48,381)
1,913	Dow Jones € Stoxx 50 Price Index, OTC, strike price €2,525, expires 12/19/08	(174,416)
678	FTSE 100 Index, OTC, strike price GBP 4,413, expires 12/19/08	(131,660)
45,421	NIKKEI 225 Index, OTC, strike price ¥ 10,126, expires 12/12/08	(20,147)
12,446	OMX Stockholm 30 Index, OTC, strike price SEK 663, expires 12/19/08	(39,167)
790	S&P 200 Index, OTC, strike price AUD 3,763, expires 12/18/08	(41,058)
23,800	S&P 500 Index, OTC, strike price $966, expires 12/19/08	(318,282)
180	Swiss Market Index, OTC, strike price CHF 6,019, expires 12/19/08	(12,848)

	Total Call Options Written (premiums received—$520,778)	(785,959)

	Total Investments, net of call options written (cost—$166,586,301)(h)—98.4%	82,439,615

	Other assets less other liabilities—1.6%	1,373,206

	Net Assets—100.0%	$83,812,821

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates of the respective currency at the spot rate at 11 a.m. Eastern Time against the US dollar, as provided by an approved pricing service. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by the changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material. The Fund’s NAV is normally determined as of close of regular trading (normally 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by a third-party vendor. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a)	Non-income producing.

(b)	All or partial amount segregated as collateral for call options written.

(c)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(d)	144A Security-Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.
Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $111,800, representing 0.13% of net assets.

(f)	Fair valued. Securities with an aggregate value of $262,604, representing 0.31% of net assets.

(g)	Issuer in default.

(h)	Securities with an aggregate value of $23,998,650, representing 28.6% of net assets, have been valued utilizing modeling tools provided by a third party vendor, as described in the footnote above.

Glossary:
€ — Euro
¥ — Japanese Yen
AUD — Australian Dollar
CHF — Swiss Franc
GBP — Great British Pound
NR — Not Rated
OTC — Over-the-Counter
REIT — Real Estate Investment Trust
SEK — Swedish Krona
VRN — Variable Rate Note. Instruments whose interest rate change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on November 30, 2008.

Other Investments:

Transactions in call options written for the three months ended November 30, 2008:

	Contracts	Premiums
Options outstanding, August 31, 2008	89,753	$ 786,666
Options written	238,384	1,983,833
Options terminated in closing purchase transactions	(141,824)	(1,054,724)
Options expired	(100,864)	(1,194,997)
Options outstanding, November 30, 2008	85,449	$ 520,778

Fair Value Measurement—Effective September 1, 2008 the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

• Level 1— quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. )
• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended November 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair valuation techniques: multi-dimensional relational pricing model and estimating the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 — Quoted Prices	$40,934,394
Level 2 — Other Significant Observable Inputs	41,242,617
Level 3 — Significant Unobservable Inputs	262,604
Total	$82,439,615

A roll forward of fair value measurement using significant unobservable inputs (Level 3) as of November 30, 2008, were as follows:

Investments
in Securities
Beginning balance, 8/31/08	$ -
Net purchases (sales) and settlements	-
Accrued discounts (premiums)	-
Total realized and unrealized gain (loss)	-
Transfers in and/or out of Level 3	262,604
Ending balance, 11/30/08	$ 262,604

Item 2. Controls and Procedures

(a)

The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

       (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Global Equity & Convertible Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 26, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 26, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 26, 2009